OUR MESSAGE TO YOU
Performance Review —December 31, 2001
Portfolio of Investments as of December 31, 2001
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO THE FINANCIAL STATEMENTS
INDEPENDENT AUDITOR’S REPORT

ANNUAL REPORT	DECEMBER 31, 2001

• Johnson Growth Fund

• Johnson Opportunity Fund
• Johnson Realty Fund
• Johnson Fixed Income Fund
• Johnson Municipal Income Fund

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.

3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS	December 31, 2001

Our Message to You	1

Performance Review and Management Discussion
Growth Fund	2
Opportunity Fund	3
Realty Fund	4
Fixed Income Fund	5
Municipal Income Fund	6

Portfolio of Investments
Growth Fund	7
Opportunity Fund	8-9
Realty Fund	10
Fixed Income Fund	11-12
Municipal Income Fund	13-15

Statement of Assets and Liabilities	16

Statement of Operations	17

Statement of Change in Net Assets
Stock Funds	18
Bond Funds	19

Financial Highlights
Growth Fund	20
Opportunity Fund	21
Realty Fund	22
Fixed Income Fund	23
Municipal Income Fund	24

Notes to the Financial Statements	25-29

Independent Auditor’s Report	30

Trustees & Officers Table	31

Trustees, Officers, Transfer Agent, Fund Accountant
Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

February 20, 2002

Dear Shareholder:

We are pleased to present you with the Johnson Mutual Funds 2001 Annual Report. On the next several pages, we have provided commentary on the performance of each of the Funds for the year as well as the relative performance compared to an appropriate index. The remainder of the report provides the holdings of each Johnson Mutual Fund as well as other financial data and notes.

The year 2001 will be remembered for the terrorist attacks against our country and a turbulent economy. Events of September 11, 2001 and the subsequent biological attacks against innocent lives have saddened us all. The economic landscape can almost seem trivial in light of these events, but it has also been affected. Gross Domestic Product suffered during the third and fourth quarters of the year as a result of the attacks. The Federal Reserve Board provided economic stimulus with 11 interest rate cuts during 2001 that should add an important stimulus to the economy.

Financial markets experienced a mixed year as a result of the economic effects. The stock markets rebounded sharply during the fourth quarter as investors sensed the first signs of economic recovery. However, these late gains were not enough to spell positive returns for the major indices for the calendar year. Short and intermediate term bonds, however, enjoyed very good positive returns as a result of the lower interest rates.

It is particularly important that investment portfolios be managed wisely during difficult times. The U.S. economy and markets have shown resiliency during times of crisis as the American spirit has allowed our economy to move forward. While it is impossible to predict the future of the markets, the team at Johnson Investment Counsel, Inc., is focused on prudently managing your assets by emphasizing quality investments, diversifying portfolios and investing for the long-term. Times of crisis do indeed cause volatility in markets but have proven to be of little consequence for the long-term investor.

Thank you for your continued confidence by selecting Johnson Mutual Funds to help meet your financial goals. As always, please feel free to call us at (513) 661-3100 or (800) 541-0170 with comments or to obtain counsel and information for your investment needs.

Sincerely,

Timothy E. Johnson, President
Johnson Mutual Funds

GROWTH FUND	Performance Review — December 31, 2001

$10,000 Initial Investment Since Inception

	Growth Fund	S&P 500 Index
1992	10000	10000
3/93	10240	10437.8
6/93	10240	10491.2
9/93	10166.2	10762
1993	10596.8	11009.8
3/94	10246	10592.4
6/94	10009.2	10636.9
9/94	10233.4	11156.9
1994	10149.9	11154.6
3/95	10979.1	12240.9
6/95	11825.3	13409.3
9/95	12488	14475.1
1995	13358.6	15341.6
3/96	14059.8	16164.3
6/96	14393.3	16889.8
9/96	15008.5	17412.5
1996	15609.7	18861.7
3/97	15856.9	19367.4
6/97	18284.2	22748.8
9/97	19868.8	24452.8
1997	20911	25152.9
3/98	23679.5	28661.2
6/98	24380.3	29611.8
9/98	21938.8	26662.9
1998	26995.4	32341.4
3/99	27213.2	33953
6/99	27690.9	36366
9/99	26475.6	33808
1999	30047.7	38891
3/00	30278.4	39750
6/00	29382.1	38702
9/00	28139.8	36329
2000	26000.9	35302
3/01	22164.7	31105
6/01	24624.5	33021
9/01	20548.6	28174
2001	22738.5	30866

For periods ending December 31, 2001:

	Average Annual
	Total Returns (a)

	1 Year	5 Years	9 Years (b)

Growth Fund	-12.58%	7.81%	9.56%
S&P 500 Index	-11.89%	10.70%	13.55%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor’s 500 Index.

(b) Inception of the Growth Fund was January 4, 1993.

	As of	As of
Top Ten Holdings:	12/31/01	12/31/00

General Electric	3.7%	4.2%
Microsoft	3.7%	2.5%	*
Tyco International LTD	3.7%	2.9%
Medtronic	3.3%	2.8%	*
Citigroup	3.2%	3.1%
Johnson & Johnson	3.2%	3.4%
Pfizer	3.1%	3.4%
Home Depot	3.1%	0.0%	*
Wal-Mart Stores	3.1%	2.7%	*
Pepsico	2.7%	0.0%	*
* Not in Top 10 as of 12/31/00.
How did the Growth Fund perform relative to the market?

The Johnson Growth Fund had a return of -12.58% in calendar year 2001 compared to a return of -11.9% for the Standard and Poors 500 Index. The Lipper database had an average return of -23.0% for large-cap growth funds and -13.8% for large-cap core funds in 2001. The Johnson Growth Fund is managed as a large-cap fund focused on quality and growth. As of December 31, 2001, the average market capitalization of the portfolio was 15% larger than that of the S&P 500 Index. Consensus Wall Street expectations for future earnings growth is higher for the portfolio companies of the Growth Fund than for the S&P 500 Index. The average S&P quality rating for the portfolio companies in the Growth Fund is A compared to A- for the S&P 500 Index.

The portfolio is well diversified across eight economic sectors and 42 different companies. The largest holding continues to be General Electric at just under 4% of the portfolio. The top ten holdings represent about one-third of the portfolio. The largest sector holding at year-end was in finance at approximately 23.7%. The finance sector represents a 41% overweight relative to the S&P 500 Index. The finance sector has historically been a good relative performer in the early stages of an economic recovery. There are less significant relative overweights in the health care, consumer staples, industrials, and consumer discretionary sectors. The technology sector is slightly underweighted relative to the index at approximately 16% of the portfolio. The portfolio has no exposure to the utilities, transportation or materials sectors, all of which add up to only about 6% of the S&P 500 Index. The energy and telecommunications sectors are both underweighted in the portfolio at less than half the S&P 500 Index weighting.

Calendar year 2001 was the second consecutive year of negative returns for the large-cap sector of the market. The last occurrence of back to back negative years was experienced during 1973 and 1974. Valuations, while not inexpensive by historical standards, are much lower today than one and two years ago. A positive return for large-cap stocks should be a reasonable expectation for 2002 if our forecast for an improved economy accompanied by accelerating earnings growth is accurate.

Growth Fund Objective:	Long-Term Capital Growth
Primary Asset Category:	Stocks of Larger-Sized Growth Companies

OPPORTUNITY FUND	Performance Review — December 31, 2001

$10,000 Initial Investment Since Inception

	Opportunity Fund	S&P MidCap Index	Russell Midcap Index (c	)
1993
5/16/94	10000	10000	10000
6/94	9980	10011.7	9705.9
9/94	10393.3	10688.4	10255.9
1994	10499.1	10414	10006.7
3/95	11094.2	11267.5	11048.2
6/95	12291.2	12251.7	11972.6
9/95	12879.7	13447.1	13034.3
1995	13152.2	13636.6	13454.5
3/96	14046.2	14476.1	14264.2
6/96	14364.5	14893.4	14666.2
9/96	14852.1	15330.6	15125.5
1996	16190.3	16258.8	16010.6
3/97	16018.8	16017.4	15879.4
6/97	18013.1	18371.3	18033.3
9/97	20450.6	21323.7	20428.5
1997	20603.9	21499.9	20654.9
3/98	23300.2	23865.6	22702.1
6/98	23331.3	23353.4	22541.7
9/98	20518.2	19986.2	19200
1998	24503.9	25465	22740
3/99	24133.6	23836	22633.5
6/99	25843.4	27208	25090.5
9/99	23676.6	24943	22934.2
1999	27604.8	29233	26886
3/00	30811.6	32934	29597.5
6/00	30125.6	31849	28261.8
9/00	31679.4	35715	30186.5
2000	29355.2	34355	29103.8
3/01	25950.9	30563	26049.5
6/01	28150.6	34584	28533.1
9/01	22125.9	28896	23436.8
2001	24978.2	33230	27467.1

For periods ending December 31, 2001:

	Average Annual Total Return (a)

	1 Year	5 Years	7.6 Years (b)

Opportunity Fund	-15.17%	8.99%	12.70%
Russell Midcap Index (a)	-5.62%	11.40%	14.37%
S&P Midcap Index	-0.60%	16.10%	17.43%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s and Index’s share price plus reinvestment of any dividends and capital gains. The F und’s performance is after all fees. Neither index includes fees. A shareholder cannot invest directly in either index. As of November 14, 2001, the Opportunity Fund has chosen the Russell Midcap Index as its benchmark because that Index better reflects the Fund’s investment style. The Index does not include fees. A shareholder cannot invest directly in the Russell Midcap Index.

(b) Inception of the Opportunity Fund was May 16, 1994.

	As of	As of
Top Ten Holdings:	12/31/01	12/31/00

Nat’l Commerce Financial	3.7%	2.9%	*
North Fork Bancorporation	3.7%	2.9%
Cullen Frost Bankers	3.4%	2.7%	*
Sungard Data Systems	2.8%	1.7%	*
BJ’s Wholesale Club	2.8%	3.4%
Lexmark International	2.7%	0.0%	*
Ecolab	2.7%	3.5%
Tweeter HM Entertainment	2.5%	0.0%	*
Teco Energy	2.5%	0.0%	*
Biomet	2.4%	3.5%
* Not in Top 10 as of 12/31/00.
How did the Opportunity Fund perform relative to the market?

The Johnson Opportunity Fund had a return of –15.17% in calendar year 2001 compared to a return of –5.6% for the Russell Midcap Index. There existed a large disparity of returns in the mid-cap sector of the market in 2001 based on investment style. Funds in the Lipper mid-cap value database had returns for 2001 ranging from a high of 10.3% to a low of –21.2%. Mid-cap core funds, not unexpectedly, had a return between these two extremes at –3.6%.

The largest sector allocations, both in absolute terms and relative to the Russell Midcap Index, are in finance and health care. The three largest holdings in the portfolio are finance stocks, each at just under 4% of the portfolio. The portfolio currently has 61 different companies represented.

The Opportunity Fund emphasizes quality, growth-oriented companies with mid-size market capitalization. Quality, as measured by S&P, is B+ for the portfolio. That is comparable to the average quality of the Russell Midcap Index. Long term consensus earnings forecasts are modestly higher for the companies of the Opportunity Fund than for the Index. Furthermore, the portfolio trades at an average price-to-earnings ratio that is only 75% of the Russell Midcap Index ratio on 2001 earnings and 86% of the Index ratio on expected 2002 earnings. In the latter part of the year, emphasis was placed on reducing the average market capitalization of the portfolio in order to increase the diversification benefits of the Opportunity Fund when used in conjunction with a large-cap portfolio. Currently, the average market capitalization of the portfolio is $5.1 billion compared to an average capitalization of $5.8 billion for the Russell Midcap Index.

Mid-cap stocks have out performed large-cap stocks for the past two calendar years. Following this better relative performance, valuations in the mid-cap sector still do not look excessive compared to the large-cap stocks. Price to earnings ratios and dividend yields are almost identical for both sectors. There are expectations that the mid-cap sector stocks will have higher earnings growth over the next few years. Therefore, the trend of the mid-cap stocks outperforming the large-cap stocks may continue in 2002.

Opportunity Fund Objective:	Long-Term Capital Appreciation
Primary Asset Category:	Stocks of Medium/Small-Sized Growth Companies

REALTY FUND	Performance Review — December 31, 2001

$10,000 Initial Investment Since Inception

	Realty Fund	NAREIT Index
1997	10000	10000
3/98	9773.9	9953
6/98	9445.6	9497
9/98	8419.6	8498
1998	8143.9	8250
3/99	7721.4	7852
6/99	8573.7	8644
9/99	7814.7	7949
1999	7942.5	7869
3/00	8128.5	8057
6/00	9038.6	8906
9/00	9719.9	9587
2000	10024.8	9943
3/01	9636.67	10047
6/01	10455.7	11082
9/01	10099.2	10791
2001	10532.1	11310

For periods ending December 31, 2001:

	Average Annual
	Total Returns (a)

	1 Year	4 Years (b)

Realty Fund	4.75%	1.23%
NAREIT Index	13.93%	3.19%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the NAREIT Index.

(b) Inception of the Realty Fund was January 2, 1998.

	As of	As of
Top Ten Holdings:	12/31/01	12/31/00

Equity Office Properties	6.4%	4.3%
Equity Residential Properties	4.3%	3.6%
General Growth Properties	4.1%	3.3%	*
Vornado Realty Trust	4.0%	3.4%	*
Duke-Weeks Realty	3.9%	4.5%
Archstone Communities Trust	3.9%	3.9%
Avalon Bay Communities	3.9%	4.3%
Boston Properties	3.8%	3.7%
AMB Property	3.7%	4.0%	*
Simon Property Group	3.7%	2.8%	*
* Not in the Top 10 as of 12/31/00.
How did the Realty Fund perform relative to the market?

The Realty Fund had a rate of return of 4.75% in 2001 compared to a return of 13.93% for the National Association of Real Estate Investment Trusts Index (NAREIT Index). The US economy “officially” entered into a recession in the spring of 2001. In an effort to stimulate the economy, the Federal Reserve aggressively cut interest rates. Investors shifted their focus towards higher yielding and more defensive type securities as a result of the lower interest rates and fear of slowing corporate profits. Real Estate Investment trusts (REITs) offered an average dividend yield in excess of 7% during 2001. Historically, the average yield spread, the difference between yields, of REITs compared to a ten-year US treasury has been .92%. REITs became more attractive to investors in 2001 as the spread widened to over 2.5%. REITs exhibit a very low correlation to the overall equity market providing a level of diversification to owning REITs in a portfolio.

In 2001, lower quality REITs with small capitalization provided the higher yields. Leverage of an individual REIT security is one of the key attributes of determining the overall quality of a REIT. For 2001, the group with the best total rate of return were those companies with leverage (defined as the total of debt and preferred securities divided by total market capitalization) greater than 60%. Overall, these smaller capitalized and more leveraged companies were the higher yielding REITs in 2001. REITs with a more normalized level of leverage (40-50%) were the worst performers during 2001.

The underperformance of the Realty Fund in 2001 was a result of its concentration on higher quality and larger capitalized securities that provided lower yields. Two of the worst performing property types for 2001 were Office/Industrial and Residential at 7% and 9% respectively. The Realty Fund had a greater than market weight exposure to these property types contributing to the Fund’s underperformance. We continue to believe that over the long run, the higher quality holdings of the Realty Fund will provide better rates of return. The Realty Fund will continue to utilize a conservative quality approach when selecting sector weights and individual securities.

Realty Fund Objective:	Long-Term Capital Growth and Above Average Income
Primary Asset Category:	Real Estate Related Equity Securities

FIXED INCOME FUND	Performance Review — December 31, 2001

$10,000 Initial Investment Since Inception

	Fixed Income Fund	Lehman Intermediate Government Corporate Index
1992	10000	10000
3/93	10413.5	10352.6
6/93	10694.4	10576.2
9/93	11059.9	10814.9
1993	10954.5	10832.8
3/94	10580.1	10613.1
6/94	10404.7	10549.4
9/94	10416.9	10635.9
1994	10392	10623.7
3/95	10926.1	11090
6/95	11585.8	11644
9/95	11773.6	11636
1995	12231.1	12253
3/96	12045.8	12150
6/96	12061.5	12227
9/96	12275.6	12444
1996	12611.6	12749
3/97	12497.3	12734
6/97	12902.6	13109
9/97	13317.7	13463
1997	13675.9	13752
3/98	13892.3	13966
6/98	14189.8	14229
9/98	14971.4	14868
1998	14913.2	14912
3/99	14703.3	14884
6/99	14441.7	14825
9/99	14479.8	14961
1999	14363.7	14969
3/00	14546.9	15194
6/00	14654.4	15452
9/00	15100.1	15896
2000	15765	16484
3/01	16264.7	17043
6/01	16274.5	17157
9/01	17073.5	17947
2001	16778.2	17961

For periods ending December 31, 2001:

	Average Annual
	Total Returns (a)

	1 Year	5 Years	9 Years (b)

Fixed Income Fund	6.11%	5.81%	5.89%
Lehman Int. G/ C Index	8.96%	7.10%	6.73%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Brothers Intermediate Government/ Corporate Bond Index.

(b) Inception of the Fixed Income Fund was January 4, 1993.

[Quality Allocation]

AAA	46.9
AA	8.3
A	35.2
BBB	9.5
How did the Fixed Income Fund perform relative to the market?

The Fixed Income Fund had a rate of return of 6.11% for the year ended December 31, 2001 compared to a return of 8.96% for the Lehman Intermediate Government/ Corporate Bond Index. A difficult fourth quarter weighed on what was shaping up to be a very good year for the Fixed Income Fund. Through the first three quarters of 2001, performance of the Fund was essentially in line with that of the Lehman Intermediate Government/ Credit Index and ranked in the top half of intermediate maturity bond funds according to Lipper Fund Services. The underperformance in the fourth quarter was driven by two main factors including the portfolio holding of an Enron Corporation Bond and the rapid rise in interest rates. More than half of the underperformance was caused by price deterioration of the Enron Corporation bond. The unprecedented and rapid downfall of the company caused severe principal erosion. The holding was sold prior to the company filing for bankruptcy although the price of the bonds had already declined precipitously. The other factor contributing to the quarterly underperformance was the rapid rise in interest rates. All but the very shortest maturity interest rates rose in the fourth quarter, as investor optimism began to build regarding an economic recovery. We did not anticipate this rapid shift and were positioned with a longer weighted average maturity than the Index ahead of the rise in rates.

Looking forward into 2002, we believe that the environment will be favorable for the Fixed Income Fund. The Fund’s emphasis on corporate bonds should be beneficial with the improving economic landscape. Corporate bonds should outperform other bond sectors as the economy continues to improve. We have begun and will continue to alter our maturity structure in the Fund in an effort to ensure principal stability in a rising interest rate environment.

The Fixed Income Fund maintains its focus on high quality securities. The securities we believe provide inadequate quality measures to ensure stability in the current economic environment have been sold. Each security in the Fund is rated investment grade by the credit rating agencies and over 90% of the assets are rated “A” or higher as indicated in the Quality Allocation Chart on this page.

Fixed Income Fund Objective:	Income and Capital Preservation
Primary Asset Category:	Investment-Grade Government/ Corporate Bonds

MUNICIPAL INCOME FUND	Performance Review — December 31, 2001

$10,000 Initial Investment Since Inception

	Municipal Income Fund	Lehman Five-Year G.O. Municipal Index
1993
5/16/94	10000	10000
9/94	10133.4	10150.5
1994	10081.2	10117.5
3/95	10505.6	10527.7
6/95	10713.1	10796.7
9/95	10971.5	11091.8
1995	11177.8	11295.1
3/96	11152.9	11331.6
6/96	11185.3	11380.7
9/96	11341.6	11567
1996	11560.8	11819
3/97	11505.1	11800
6/97	11786	12094
9/97	12047	12359
1997	12281.4	12586
3/98	12382	12733
6/98	12499.1	12862
9/98	12846.4	13216
1998	12919.4	13322
3/99	12984	13458
6/99	12699	13302
9/99	12789.6	13419
1999	12759.7	13415
3/00	12936.3	13571
6/00	13114.7	13789
9/00	13389.2	14062
2000	13841.6	14445
3/01	14165.9	14849
6/01	14236.6	14982
9/01	14624.9	15390
2001	14529.4	15309

For periods ending December 31, 2001:

	Average Annual
	Total Returns (a)

	1 Year	5 Years	7.6 Years (b)

Municipal Income Fund	4.66%	4.61%	4.98%
Lehman 5 Yr. G.O. Index	5.98%	5.31%	5.74%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

(b) Inception of the Municipal Income Fund was May 16, 1994.

Quality Allocation

AAA	68.5
AA	19
A	7
NR	5.5
How did the Municipal Income Fund perform relative to the market?

The Municipal Income Fund had a rate of return of 4.66% for the year ending December 31, 2001 compared to a return of 5.98% for the Lehman 5-Year General Obligation Index. While the Fund lagged this specific maturity index, its performance was more in line with indices comprised of intermediate, laddered maturity bonds. The Fund’s total return for the year exceeded the Lipper Fund Services Intermediate Municipal bond fund average of 4.52%.

Municipalities across the country took advantage of the eleven rate cuts by the Federal Reserve and made 2001 the second largest volume year in the history of the municipal market ($286 billion). The fourth quarter was highlighted by an impressive recovery from the events of September 11th, when trading and new issue sales were postponed for weeks. In spite of these events, investors continued to purchase municipal bonds allowing the market to absorb a record volume of issuance in October, November, and December 2001.

As has been the case since its inception, the credit quality of the Municipal Income Fund remains very high. Over 60% of the securities in the Fund are rated AAA, the highest rating category, with approximately 95% of the assets rated in the highest three rating categories, AAA, AA, and A. These highly rated securities are considered to have adequate to strong protection of principal and interest payments and should help provide a more stable portfolio in these times of economic uncertainty. Over 99% of the income generated by the Fund is from Ohio municipal bonds, so most of the income earned is exempt from Ohio state income tax in addition to being exempt from federal income taxes.

Municipal Income Fund Objective:	Tax-Free Income and Capital Preservation
Primary Asset Category:	Intermediate-Term Ohio Municipal Bonds

GROWTH FUND	Portfolio of Investments as of December 31, 2001

Common Stocks	Shares	Dollar Value

Consumer Discretionary
AOL Time Warner, Inc.*	42,000	1,348,200
Bed Bath & Beyond, Inc.*	34,000	1,152,600
Best Buy Company, Inc.*	18,000	1,340,640
Home Depot, Inc.	32,000	1,632,320
Wal-Mart Stores, Inc.	28,000	1,611,400

Total Consumer Discretionary: 13.5%		$7,085,160
Consumer Staples
Estee Lauder Companies, Class A	35,000	1,122,100
Kroger Company*	50,000	1,043,500
Pepsico, Incorporated	29,000	1,412,010
Walgreen Company	33,000	1,110,780

Total Consumer Staples: 9.0%		$4,688,390
Energy
Exxon Mobil Corporation	27,782	1,091,832

Total Energy: 2.1%		$1,091,832
Financial Services
American International Group, Inc.	14,000	1,111,600
Bank of America Corporation	20,000	1,259,000
Bank of New York Co., Inc.	28,000	1,142,400
Citigroup, Incorporated	33,600	1,696,128
Fannie Mae	17,500	1,391,250
Fifth Third Bancorp	21,000	1,287,930
Hartford Financial Services Group	20,000	1,256,600
Metris Companies, Inc.	46,000	1,182,660
National Commerce Financial Corp.	45,000	1,138,500
U.S. Bancorp	46,000	962,780

Total Financial Services: 23.8%		$12,428,848
Health Care
Cardinal Health, Incorporated	16,000	1,034,560
Elan Corp. PLC ADR (b)*	21,000	946,260
Glaxosmithkline PLC (b)	25,263	1,258,603
iShares Biotechnology Index Fund*	6,000	546,300
Johnson & Johnson	28,400	1,678,440
Medtronic, Incorporated	33,870	1,734,483
Pfizer, Incorporated	41,300	1,645,805

Total Health Care: 16.9%		$8,844,451
Industrials
Cintas Corporation	21,500	1,032,000
General Electric Company	48,690	1,951,495
Tyco International Ltd.	33,000	1,943,700
United Technologies Corp.	14,000	904,820

Total Industrials: 11.1%		$5,832,015
Information Technology
Applied Material, Inc.*	17,000	681,700
Cisco Systems, Inc.*	52,600	952,586
Dell Computer Corporation*	25,000	679,500
EMC Corporation*	33,400	448,896
Intel Corporation	41,000	1,289,450
McData Corporation*	1,082	26,510
Microsoft Corporation*	29,400	1,947,750
Nokia Corporation ADR **	33,000	809,490
Sun Microsystems, Inc.*	68,160	838,368
Texas Instruments, Inc.	20,000	560,000

Total Information Technology: 15.7%		$8,234,250
Telecommunication Services
SBC Communications, Inc.	27,000	1,057,590

Total Telecomm. Services: 2.0%		$1,057,590
Total Common Stocks: 94.1%		$49,262,536
(Common Stock Identified Cost $42,291,101)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.55% yield		3,067,553

Total Cash Equivalents: 5.9%		$3,067,553
(Cash Equivalents Identified Cost $3,067,553)
Total Portfolio Value: 100.0%		$52,330,089
(Total Portfolio Identified Cost $45,358,654)
Other Assets Less Liabilities		$158,327
Total Net Assets		$52,488,416

*	Non-income producing security.

**	American Depository Receipt

The accompanying notes are an integral part of the financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of December 31, 2001

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Abercrombie and Fitch Co.*	55,000	1,459,150
BJ’s Wholesale Club, Inc.*	43,000	1,896,300
Ethan Allen Interiors, Inc.	26,000	1,081,340
Linens ’N Things, Inc.*	50,000	1,275,000
Mattel, Incorporated	50,000	860,000
Starbucks Corporation*	40,000	762,000
TJX Companies, Inc.	20,000	797,200
Tweeter Home Entertainment*	60,000	1,740,000

Total Consumer Discretionary: 14.3%		$9,870,990
Consumer Staples
Super Valu Stores, Inc.	55,000	1,216,600

Total Consumer Staples: 1.8%		$1,216,600
Energy
Devon Energy Corporation	33,000	1,275,450
Smith International, Inc.*	26,500	1,420,930
Weatherford International, Inc.*	28,000	1,043,280

Total Energy: 5.4%		$3,739,660
Financial Services
A.G. Edwards, Inc.	20,000	883,400
Allmerica Financial Corp.	10,000	445,500
Boston Properties, Inc.	15,000	570,000
Cullen/ Frost Bankers, Inc.	75,000	2,316,000
Equity Residential Properties Trust	20,000	574,200
FNB Corporation	30,000	790,500
Metris Companies, Inc.	60,000	1,542,600
National Commerce Financial	100,000	2,530,000
North Fork Bancorp	79,000	2,527,210
Phoenix Companies, Inc.*	75,000	1,387,500
Radian Group, Inc.	25,000	1,073,750
Starwood Hotels & Resorts	15,000	447,750
T. Rowe Price Group	40,000	1,389,200
Vornado Realty Trust	14,000	582,400

Total Financial Services: 24.8%		$17,060,010
Health Care
Apogent Technologies, Inc.*	62,500	1,612,500
Biomet, Incorporated	54,250	1,676,325
Elan Corporation PLC, ADR * (**)	33,000	1,486,980
Express Scripts, Inc., Class A*	15,000	701,400
Forest Labs, Inc. Class A*	17,400	1,425,930
Genzyme Corporation*	15,000	897,900
IDEC Pharmaceuticals Corp.*	17,000	1,171,810
King Pharmaceuticals, Inc.*	13,333	561,719
Medimmune, Inc.*	10,000	463,500
Techne Corporation*	10,000	368,500
Watson Pharmaceutical, Inc.*	25,100	787,889

Total Health Care: 16.2%		$11,154,453
Industrials
BISYS Group, Inc.*	17,500	1,119,825
Cintas Corporation	18,300	878,400
Molex Incorporated	36,250	1,121,937
Republic Services, Inc. Class A*	82,000	1,637,540
Valassis Communications, Inc.*	17,000	605,540

Total Industrials: 7.8%		$5,363,242
Information Technology
Altera Corporation*	47,000	997,340
Compuware Corporation*	50,000	589,500
Electronic Arts, Inc.*	8,000	479,600
Integrated Device Tech, Inc.*	32,000	850,880
Lexmark International, Inc.*	32,000	1,888,000
McData Corporation*	18,913	463,370
Novellus Systems, Inc.*	10,000	394,500
Nvidia Corporation*	10,000	669,000
Rudolph Technologies, Inc.*	7,000	240,240
Scientific Atlanta, Inc.	25,000	598,500
Siebel Systems, Inc.*	22,000	615,560
Sungard Data Systems, Inc.*	66,000	1,909,380
Verisign, Incorporated*	17,000	646,680

Total Information Technology: 15.0%		$10,342,550
Materials
Ecolab, Incorporated	46,600	1,875,650
Engelhard Corporation	35,000	968,800

Total Materials: 4.1%		$2,844,450
Telecommunication Services
Broadwing, Inc.*	72,000	684,000

Total Telecomm. Services: 1.0%		$684,000

The accompanying notes are an integral part of the financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of December 31, 2001

Common Stocks	Shares	Dollar Value

Utilities
National Fuel Gas Company	36,000	889,200
Peoples Energy Corporation	16,000	606,880
Teco Energy, Inc.	65,000	1,705,600

Total Utilities: 4.7%		$3,201,680
Total Common Stocks: 95.1%		$65,477,635
(Common Stock Identified Cost $56,686,937)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.55% yield		3,355,347

Total Cash Equivalents: 4.9%		$3,355,347
(Cash Equivalents Identified Cost $3,355,347)
Total Portfolio Value: 100.0%		$68,832,982
(Total Portfolio Identified Cost $60,042,284)
Other Assets Less Liabilities		$(10,302)
Total Net Assets		$68,822,680

*	Non-income producing security.

**	American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

REALTY FUND	Portfolio of Investments as of December 31, 2001

Common Stocks (REITS)	Shares	Dollar Value

Apartments
Apartment Investment and Management, Co.	7,345	335,887
Archstone Communities Trust	13,655	359,127
Avalon Bay Communities, Inc.	7,592	359,177
BRE Properties, Inc.	8,130	251,705
Equity Residential Properties Trust	13,950	400,505
Essex Property Trust, Inc.	6,570	324,623
Post Properties, Inc.	5,055	179,503

Total Apartments: 24.0%		$2,210,527
Diversified
Cousins Properties, Inc.	11,400	277,704
Reckson Associates	4,000	93,440
Vorando Realty Trust	8,800	366,080

Total Diversified: 8.0%		$737,224
Health Care
Health Care Property Investors	2,850	103,199
Healthcare Realty Trust, Inc.	4,000	112,000

Total Health Care: 2.4%		$215,199
Lodging and Hotels
Hilton Hotels Corporation	10,000	109,200
Marriott International, Class A	3,000	121,950
Starwood Hotels & Resorts	7,660	228,651
Wyndham International*	29,650	16,604

Total Lodging and Hotels: 5.2%		$476,405
Office and Industrial
AMB Property Corporation	13,200	343,200
Boston Properties, Inc.	9,175	348,650
Mack-Cali Realty Trust	6,795	210,781
Duke-Weeks Realty Corp.	14,860	361,544
Equity Office Properties	19,580	588,966
First Industrial Realty Trust, Inc.	8,680	269,948
Highwoods Properties, Inc.	8,150	211,493
Kilroy Realty Corporation	6,345	166,683
Liberty Property Trust	6,630	197,905
Prologis Trust	14,005	301,248
SL Green Realty Corporation	8,700	267,177

Total Office and Industrial: 35.5%		$3,267,595
Retail
Developers Diversified Realty	8,825	168,557
General Growth Properties	9,735	377,718
Kimco Realty Corporation	10,102	330,234
Macerich Company	4,830	128,478
Regency Centers Corporation	6,940	192,585
Simon Property Group, Inc.	11,595	340,081
Weingarten Realty Investors	2,955	141,840

Total Retail: 18.3%		$1,679,493
Storage
Public Storage, Inc.	7,000	233,800

Total Storage: 2.5%		$233,800
Total Common Stocks: 95.9%		$8,820,243
(Common Stock Identified Cost $8,437,223)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.55% yield		378,191

Total Cash Equivalents: 4.1%		$378,191
(Cash Equivalents Identified Cost $378,191)
Total Portfolio Value: 100.0%		$9,198,434
(Total Portfolio Identified Cost $8,815,414)
Other Assets Less Liabilities		$57,923
Total Net Assets		$9,256,357

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND	Portfolio of Investments as of December 31, 2001

Fixed Income Securities – Bonds	Face	Dollar Value

Bank and Finance
American General Finance, 8.125%, 8/15/09	120,000	131,250
Bank One Corp., 7.125%, 5/15/07	400,000	418,000
Bank One Corp., 9.875%, 3/01/09	250,000	296,562
Bankers Trust NY Corp., 7.150%, 8/14/12	400,000	398,000
Carramerica Realty Corporation, 6.625%, 3/01/05	1,050,000	1,057,875
Comerica Bank Subordinated Note, 6.875%, 3/01/08	250,000	258,125
First Union Corp., 7.500%, 7/15/06	500,000	538,125
Firstar Corp., 6.625%, 12/15/06	475,000	487,469
Household Finance Corporation, 6.000%, 5/01/04	1,000,000	1,040,000
Mellon Financial Co., 6.700%, 3/01/08	500,000	523,750
Merry Land and Investment Co., 7.250%, 6/15/05	500,000	525,625
PNC Funding Corp., 6.875%, 7/15/07	500,000	528,125
Provident Bank Corp., 6.375%, 1/15/04	500,000	515,000
Regency Centers LP, 7.400%, 4/01/04	500,000	521,875
Salomon Smith Barney, Inc., 5.875%, 3/15/06	1,000,000	1,023,750
SunTrust Banks Inc., 6.500%, 1/15/08	500,000	505,000

Total Bank and Finance: 22.6%		$8,768,531
United States Government Agency Obligations (A)
FHLB, 7.030%, 5/06/11	250,000	271,775
FHLMC, 5.125%, 10/15/08	500,000	493,196
FHLMC, 5.950%, 1/19/06	400,000	419,317
FHLMC, 6.005%, 12/08/05	200,000	210,158
FHLMC, 7.000%, 3/15/10	500,000	543,815
FHLMC, 7.100%, 4/10/07	500,000	550,227
FNMA, 5.750%, 4/15/03	1,000,000	1,040,279
FNMA, 5.750%, 6/15/05	1,000,000	1,047,921
FNMA, 7.500%, 2/11/02	200,000	201,157
FNMA, 7.550%, 4/22/02	200,000	203,298
TVA, 6.000%, 3/15/13	500,000	501,250

Total United States Government Agency Obligations: 14.2%		$5,482,393
United States Government Obligations
U.S. Treasury, 5.000%, 8/15/11	1,000,000	997,500
U.S. Treasury, 5.500%, 5/15/09	1,000,000	1,036,289
U.S. Treasury, 6.125%, 11/15/27	3,500,000	3,681,699
U.S. Treasury, 6.125%, 8/15/07	1,000,000	1,075,938
U.S. Treasury, 7.875%, 11/15/04	500,000	555,957
U.S. Treasury, 10.750%, 8/15/05	500,000	611,269

Total United States Government Obligations: 20.6%		$7,958,652
Industrial
Alberto-Culver Company, 8.250%, 11/01/05	425,000	456,344
Amoco Corporation Canada, 7.250%, 12/01/02	200,000	208,750
C.R. Bard, Incorporated, 6.700%, 12/01/26	500,000	515,000
Dover Corp., 6.250%, 6/01/08	500,000	515,000
Gap, Inc., 6.900%, 9/15/07	360,000	292,500
Hertz Corp., 6.250%, 3/15/09	500,000	463,750
Honeywell, Inc., 7.125%, 4/15/08	400,000	422,000
International Business Machines Corporation, 4.875%, 10/01/06	1,300,000	1,290,250
Lowes Companies, Inc. 8.250%, 6/01/10	500,000	565,000
McDonald’s Corp., 5.950%, 1/15/08	425,000	436,687
McKesson Corp., 6.400%, 3/01/08	400,000	379,500
Procter & Gamble Company Global Bond Issue, 6.600%, 12/15/04	250,000	266,562
The Tribune Company, 6.875%, 11/01/06	500,000	519,375
Wal-Mart Stores, Inc., 6.375%, 3/01/03	200,000	208,000

Total Industrial: 16.9%		$6,538,718

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND	Portfolio of Investments as of December 31, 2001

Fixed Income Securities – Bonds	Face	Dollar Value

United States Government Agency Obligations – Mortgage Backed Securities (A)
FHLMC, CMO Series 1660-G, 6.250%, 7/15/07	139,288	140,316
FHLMC, 15 Year Gold, 7.000%, 3/01/11	119,982	125,231
FHLMC, 8.000%, 6/01/30	404,175	423,751
FNMA Dus Pool Series 73894, 6.525%, 12/01/03	472,994	490,158
FNMA Pool 2001-69 Class KJ, 5.500%, 12/25/16	999,619	957,749
FNMA Series 253300, 7.500%, 5/01/20	546,950	566,607
GNMA II Pool 2945, 7.500%, 7/20/30	1,077,819	1,111,501
GNMA Pool 780400, 7.000%, 12/15/25	183,210	188,421
GNMA Pool 780420, 7.500%, 8/15/26	129,970	135,332

Total Government Agency Obligations – Mortgage Backed Securities: 10.7%		$4,139,066
Utility
AT & T Corporation, 6.000%, 3/15/09	500,000	474,375
AT & T Corporation, 6.750%, 4/01/04	500,000	520,000
Bellsouth Communications, 5.875%, 1/15/09	500,000	491,875
Carolina Power & Light Co., 6.750%, 10/01/02	250,000	255,937
Consolidated Edison of New York, 8.125%, 5/01/10	400,000	438,000
Florida Power & Light Group Capital, 7.375%, 6/01/09	500,000	526,250
GTE Corp., 7.510%, 4/01/09	600,000	642,000
Midwest Power Corporation, 7.000%, 2/15/05	200,000	209,750
National Rural Utilities, 5.700%, 1/15/10	500,000	483,125
Virginia Electric Company, 8.000%, 3/01/04	500,000	537,500

Total Utility: 11.8%		$4,578,812
Total Fixed Income – Bonds: 96.8%		$37,466,172
(Fixed Income Identified Cost $36,569,499)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.55% yield		1,229,879

Total Cash Equivalents: 3.2%		$1,229,879
(Cash Equivalents Identified Cost $1,229,879)
Total Portfolio Value: 100.0%		$38,696,051
(Total Portfolio Identified Cost $37,799,378)
Other Assets Less Liabilities		$827,741
Total Net Assets		$39,523,792

(A) Abbreviations:
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
TVA:	Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of December 31, 2001

Municipal Income		Dollar
Securities – Bonds	Face	Value

General Obligation – City
Akron, OH, 5.000%, 12/01/05	100,000	105,769
Cleveland, OH, (AMBAC Insured), 4.900%, 9/01/02	50,000	51,032
Columbus, OH, 12.375%, 2/15/07	25,000	34,591
Columbus, OH, Series 2, 5.000%, 6/15/10	100,000	103,996
Columbus, OH, Tax Increment Financing, (AMBAC Insured), 4.900%, 12/01/11	150,000	152,391
Dayton, OH, General Obligation (AMBAC Insured), 4.450%, 12/01/12	100,000	97,423
Loveland, OH, (AMBAC Insured), 4.900%, 12/01/08	100,000	103,909
Vandalia, OH, 4.800%, 12/01/03	75,000	78,307
Warder Library, OH, 6.250%, 12/01/03	135,000	144,242
Westlake, OH, 4.900%, 12/01/04	50,000	52,754
Youngstown, OH, (AMBAC
Insured), 5.100%, 12/01/11	100,000	104,381

Total General Obligation – City: 13.5%		$1,028,795
General Obligation – County
Belmont County, OH (MBIA Insured), 4.500%, 12/01/11	155,000	152,971
Belmont County, OH (MBIA Insured), 5.100%, 12/01/05	50,000	53,104
Deerfield Township, OH, (MBIA Insured), 4.750%, 12/01/10	100,000	101,763
Delaware County, OH, 5.250%, 12/01/06	50,000	53,265
Hocking County, OH, 4.900%, 12/01/06	50,000	51,923
Knox County, OH, 4.750%, 12/01/09	60,000	61,112
Portage County, OH, (MBIA Insured), 5.150%, 12/01/07	75,000	79,200
Trumbull County, OH, (AMBAC Insured), 5.250%, 12/01/05	50,000	53,376
Washington Township, OH, 4.650%, 12/01/05	75,000	77,651

Total General Obligation – County: 8.9%		$684,365
General Obligation – State
Ohio State Unlimited Common School Facilities, 4.500%, 6/15/17	100,000	93,139

Total General Obligation – State: 1.2%		$93,139
Higher Education
Ohio State Higher Education Facilities, Denison University, 4.900%, 11/01/05	75,000	78,972
Ohio State Higher Education Facilities, OH Northern University Project, Insured, 5.600%, 5/01/13	100,000	104,667
University of Cincinnati, Ohio General Receipts, 4.750%, 6/01/06	50,000	52,094
University of Toledo, OH (Prerefunded), 5.900%, 6/01/20	105,000	111,144

Total Higher Education: 4.5%		$346,877
Hospital/ Health
Franklin County, OH, Children’s Hospital Project, 5.200%, 11/01/04	50,000	52,293
Franklin County, OH, Series 1980 (Grant Hospital) (Prerefunded), 10.250%, 12/01/13	65,000	73,890
Hamilton County, OH, Hospital Children’s Hospital Medical Center, (MBIA Insured), 5.250%, 5/15/10	100,000	104,058
Hamilton County, OH, Hospital Facility Revenue, Children’s Hospital, (FGIC Insured), 5.000%, 5/15/06	50,000	52,368
Hamilton County, OH, Twin Towers Health Care Facility, 5.250%, 10/01/09	100,000	102,039
Lorain County, OH, Hospital Facility Revenue, Catholic Healthcare Partners, (MBIA Insured), 6.000%, 9/01/07	50,000	54,425
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project (AMBAC Insured), 5.200%, 09/01/10	100,000	103,824

The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of December 31, 2001

Municipal Income		Dollar
Securities – Bonds	Face	Value

Hospital/ Health, continued
Montgomery County, OH Hospital (Prerefunded), 5.500%, 12/01/10	100,000	107,414
Warren County, OH, Hospital (Prerefunded), 7.300%, 11/15/14	150,000	166,184

Total Hospital/ Health: 10.7%		$816,495
Revenue Bonds – Electric
Weatherford, TX Utility System Revenue, (MBIA Insured), 5.100%, 9/01/03	50,000	52,089

Total Revenue Bonds – Electric: 0.7%		$52,089
Revenue Bonds – Transportation
Butler County, OH, Transportation Improvement, (FSA Insured), 5.500%, 4/01/09	100,000	106,498
Ohio State Turnpike Revenue, (Prerefunded), 5.500%, 2/15/26	110,000	120,175
Ohio State Turnpike Revenue, (Prerefunded), 5.750%, 2/15/24	125,000	135,005

Total Revenue Bond – Transportation: 4.7%		$361,678
Revenue Bonds – Water and Sewer
Akron, OH, Sewer System, (MBIA Insured), 5.500% 12/01/07	50,000	53,544
Butler, OH, Waterworks System, (FSA Insured), 4.400% 12/01/10	100,000	98,855
Cleveland, OH, Waterworks First, Mortgage, Series G (MBIA Insured), 5.250%, 1/01/04	50,000	52,159
Cleveland, OH, Waterworks Revenue, Series I (FSA Insured), 5.250%, 1/01/10	100,000	104,918
Columbus, OH, Water and Sewer, 5.000%, 11/01/06	100,000	105,838
East Muskingum, OH Water District, Water Resource Revenue, (AMBAC Insured), 4.500%, 12/01/12	200,000	195,690
Lorain, OH, Water System, (AMBAC Insured), 4.750%, 4/01/04	50,000	51,881
Miamisburg, OH, Sewer System, (AMBAC Insured), 4.350%, 11/15/02	50,000	51,087
Montgomery County, OH, Solid Waste, (MBIA Insured), 5.125%, 11/01/08	50,000	52,198
Nashville and Davidson, TN
7.700%, 01/01/12	25,000	30,532
Northeast OH, Reg’l Sewer District (AMBAC Insured), 5.500%, 11/15/12	100,000	104,130
Southwest OH, Reg’l Water District (MBIA Insured), 5.250%, 12/01/05	50,000	53,376
Warren County, OH Water and Sewer Line Extension, Special Assessment Bonds, 5.500%, 12/01/03	50,000	52,854

Total Revenue Bond – Water & Sewer: 13.2%		$1,007,062
School District
Columbus, OH, Linden Elementary Construction (FSA Insured), 5.500%, 12/01/21	100,000	102,326
Fairfield, OH, (FGIC Insured) 0.000%, 12/01/11*	100,000	61,655
Forest Hills, OH, 4.900%, 12/01/04	100,000	105,137
Gallia County, OH, 5.000%, 3/01/03	25,000	25,624
Gallia County, OH, 5.000%, 3/01/04	25,000	25,877
Green Local, OH, (AMBAC Insured) Insured, 4.600%, 12/01/11	100,000	100,370
Indian Valley, OH, (AMBAC Insured), 5.500%, 12/01/06	50,000	53,988
Kings Local, OH, 6.400%, 12/01/13	150,000	171,970
Lakota, OH, 6.250%, 12/01/14	100,000	110,692
Louisville Local, OH, (FGIC Insured) 0.000%, 12/01/05*	200,000	170,826
Loveland, OH, School General Obligation, 4.400%, 12/01/08	100,000	100,583
Mason, OH, 4.000%, 12/01/06	200,000	202,594
Northwestern, OH, 4.650%, 12/01/06	105,000	107,879
Southwestern City, OH, Franklin and Pickaway County, 6.250%, 12/01/05	50,000	52,729

The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of December 31, 2001

Municipal Income		Dollar
Securities – Bonds	Face	Value

School District, continued
Sycamore, OH, Community School District (AMBAC Insured), 4.600%, 12/01/11	100,000	99,478
West Geauga, OH, (AMBAC Insured), 5.450%, 11/01/04	50,000	53,292
Westlake, OH, 4.850%, 12/01/03	100,000	104,503

Total School District: 21.5%		$1,649,523
State Agency – Building Authority
Ohio State Building Authority, Adult Correctional-Series A, 5.500%, 10/01/10	100,000	107,596
Ohio State Building Authority, (AMBAC Insured), 5.375%, 10/01/11	150,000	156,201
Ohio State Building Authority, Juvenile Correction Facilities, 4.375%, 10/01/12	100,000	97,647
Ohio State Building Authority, Ohio Center For The Arts, 5.450%, 10/01/07	100,000	107,401
Ohio State Building Authority, Toledo Government Center, 9.750%, 10/01/05	200,000	244,170
Ohio State Housing Finance Authority (GNMA) Collateral, 5.100%, 9/01/17	250,000	244,863
State of Ohio Parks and Recreation Bonds, 4.350%, 12/01/11	100,000	98,526

Total State Agency – Building Authority: 13.8%		$1,056,404
State Agency – Education
Ohio State Elementary and Secondary Education, (FSA Insured), 5.000%, 12/01/07	100,000	105,304
Ohio State Public Facilities Commission, (MBIA Insured), 4.700%, 06/01/11	100,000	100,310

Total State Agency – Education: 2.7%		$205,614
Total Fixed Income – Municipal Bonds: 95.4%		$7,302,041
(Municipal Bonds Identified Cost $7,161,697)

Cash Equivalents
Federated Ohio Municipal Cash Trust 1.63% yield		354,556

Total Cash Equivalents: 4.6%		$354,556
(Cash Identified Cost $354,556)
Total Portfolio Value: 100.0%		$7,656,597
(Total Portfolio Identified Cost $7,516,253)
Other Assets Less Liabilities		$222,344
Total Net Assets		$7,878,941

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment Securities at Market Value*	$52,330,089	$68,832,982	$9,198,434	$38,696,051	$7,656,597
Dividends and Interest Receivable	$52,099	$56,509	$56,817	$527,412	$61,623
Fund Shares Sold Receivable	$170,815	$18,984	$8,480	$348,786	$165,000

Total Assets	$52,553,003	$68,908,475	$9,263,731	$39,572,249	$7,883,220

Liabilities:
Accrued Management Fees	$41,710	$54,181	$7,374	$28,252	$4,279
Fund Shares Redeemed Payable	$22,877	$31,614	$0	$20,205	$0

Total Liabilities	$64,587	$85,795	$7,374	$48,457	$4,279

Net Assets	$52,488,416	$68,822,680	$9,256,357	$39,523,792	$7,878,941

Net Assets Consist of:
Paid in Capital (see accompanying note #2)	$46,088,406	$60,385,279	$9,457,075	$39,628,171	$7,738,839
Undistributed (over distribution) Net Investment Income	$(12,677)	$0	$2	$38	$4
Undistributed Net Realized Gain (Loss) from Security Transactions	$(558,748)	$(353,297)	$(583,740)	$(1,001,090)	$(246)
Net Unrealized Gain (Loss) on Investments	$6,971,435	$8,790,698	$383,020	$896,673	$140,344

Net Assets	$52,488,416	$68,822,680	$9,256,357	$39,523,792	$7,878,941

Shares Outstanding	2,051,874	2,412,014	721,740	2,534,063	495,531

Offering, Redemption and Net Asset Value Per Share	$25.58	$28.53	$12.83	$15.60	$15.90

*Identified Cost of Securities	$45,358,654	$60,042,284	$8,815,414	$37,799,378	$7,516,253

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2001

STATEMENT OF OPERATIONS

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

	12/31/01	12/31/01	12/31/01	12/31/01	12/31/01

Investment Income:
Interest	$87,851	$136,372	$13,175	$2,216,588	$324,470
Dividends	$425,754	$458,785	$515,862	$0	$0

Total Investment Income	$513,605	$595,157	$529,037	$2,216,588	$324,470

Expenses:
Gross Management Fee	$518,993	$708,011	$87,321	$366,538	$70,209
Management Fee Waiver
(See accompanying note #3)	$(25,950)	$(35,401)	$(4,366)	$(54,981)	$(24,573)

Total Expenses	$493,043	$672,610	$82,955	$311,557	$45,636

Net Investment Income (Loss)	$20,562	$(77,453)	$446,082	$1,905,031	$278,834

Realized and Unrealized Gains (Losses):
Net Realized Gain (Loss) from Security Transactions	$(84,431)	$(353,297)	$(180,838)	$(435,604)	$(246)
Net Unrealized Gain (Loss) on Investments	$(7,097,411)	$(11,590,256)	$157,208	$589,830	$18,168

Net Gain (Loss) on Investments	$(7,181,842)	$(11,943,553)	$(23,630)	$154,226	$17,922

Net Increase (Decrease) in Assets from Operations	$(7,161,280)	$(12,021,006)	$422,452	$2,059,257	$296,756

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2001

STATEMENT OF CHANGES IN NET ASSETS

	Stock Funds

	Growth Fund		Opportunity Fund		Realty Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00

Operations:
Net Investment Income	$20,562	$37,850	$(77,453)	$(134,840)	$446,082	$381,130
Net Realized Gain (Loss) from Security Transactions	$(84,431)	$(474,319)	$(353,297)	$4,082,593	$(180,838)	$(70,911)
Net Unrealized Gain (Loss) on Investments	$(7,097,411)	$(8,142,074)	$(11,590,256)	$121,774	$157,208	$1,431,246

Net Increase (Decrease) in Assets from Operations	$(7,161,280)	$(8,578,543)	$(12,021,006)	$4,069,527	$422,452	$1,741,465

Distributions to Shareholders:
Net Investment Income	$(33,262)	$(37,827)	$0	$0	$(446,040)	$(381,177)
Net Realized Gain from Security Transactions	$0	$0	$0	$(4,082,594)	$0	$0

Net (Decrease) in Assets from Distributions	$(33,262)	$(37,827)	$0	$(4,082,594)	$(446,040)	$(381,177)

Capital Share Transactions:
Proceeds From Sale of Shares	$7,740,893	$13,693,166	$10,116,427	$14,143,087	$981,325	$2,046,401
Net Asset Value of Shares Issued on Reinvestment of Distributions	$26,460	$30,263	$0	$3,980,157	$82,363	$73,449
Cost of Shares Redeemed	$(4,057,252)	$(11,153,119)	$(4,786,385)	$(5,371,928)	$(252,465)	$(870,753)

Net Increase in Assets from Capital Share Transactions	$3,710,101	$2,570,310	$5,330,042	$12,751,316	$811,223	$1,249,097

Net Change in Net Assets	$(3,484,441)	$(6,046,060)	$(6,690,964)	$12,738,249	$787,635	$2,609,385

Net Assets at Beginning of Period	$55,972,857	$62,018,917	$75,513,644	$62,775,395	$8,468,722	$5,859,337

Net Assets at End of Period	$52,488,416	$55,972,857	$68,822,680	$75,513,644	$9,256,357	$8,468,722

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2001

STATEMENT OF CHANGES IN NET ASSETS

	Bond Funds

	Fixed Income Fund		Municipal Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/01	12/31/00	12/31/01	12/31/00

Operations:
Net Investment Income	$1,905,031	$1,792,346	$278,834	$235,948
Net Realized Gain (Loss) from Security Transactions	$(435,604)	$(565,488)	$(246)	$0
Net Unrealized Gain (Loss) on Investments	$589,830	$1,754,965	$18,168	$217,489

Net Increase (Decrease) in Assets from Operations	$2,059,257	$2,981,823	$296,756	$453,437

Distributions to Shareholders:
Net Investment Income	$(1,904,931)	$(1,792,408)	$(278,917)	$(235,860)

Net (Decrease) in Assets from Distributions	$(1,904,931)	$(1,792,408)	$(278,917)	$(235,860)

Capital Share Transactions:
Proceeds From Sale of Shares	$9,378,923	$10,390,569	$2,834,291	$1,419,877
Net Asset Value of Shares Issued on Reinvestment of Dividends/ Gains	$949,582	$903,386	$42,637	$43,191
Cost of Shares Redeemed	$(5,489,363)	$(8,324,168)	$(1,076,990)	$(767,005)

Net Increase in Assets from Capital Share Transactions	$4,839,142	$2,969,787	$1,799,938	$696,063

Net Change in Net Assets	$4,993,468	$4,159,202	$1,817,777	$913,640

Net Assets at Beginning of Period	$34,530,324	$30,371,122	$6,061,164	$5,147,524

Net Assets at End of Period	$39,523,792	$34,530,324	$7,878,941	$6,061,164

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	GROWTH FUND

Selected Data for a Share Outstanding Throughout the Period for the Growth Fund:

	Year Ended December 31

	2001	2000	1999	1998	1997

Net Asset Value Beginning of Period	$29.28	$33.86	$30.98	$25.38	$21.16

Operations:
Net Investment Income	$0.02	$0.02	$0.02	$0.05	$0.16
Net Gains (Losses) on Securities (Realized & Unrealized)	$(3.70)	$(4.58)	$3.48	$7.32	$7.01

Total Operations	$(3.68)	$(4.56)	$3.50	$7.37	$7.17

Distributions:
Dividends from Net Investment Income	$(0.02)	$(0.02)	$(0.02)	$(0.05)	$(0.16)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$(0.60)	$(1.72)	$(2.79)

Total Distributions	$(0.02)	$(0.02)	$(0.62)	$(1.77)	$(2.95)

Net Asset Value End of Period	$25.58	$29.28	$33.86	$30.98	$25.38

Total Return	(12.58)%	(13.47)%	11.31%	29.10%	33.96%

Net Assets, End of Period (Millions)	$52.49	$55.97	$62.02	$48.39	$31.90

Ratios after Fee Waivers: (1)
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.97%
Ratio of Net Income to Average Net Assets	0.04%	0.06%	0.07%	0.19%	0.65%
Portfolio Turnover Rate	37.08%	32.03%	29.84%	39.71%	54.44%

(1)	The Adviser waived the 1.0% maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2005. As of 12/31/01, assuming no waiver of management fee expenses, the Growth Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 0.01%. (See accompanying #3)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND

Selected Data for a Share Outstanding Throughout the Period for the Opportunity Fund:

	Year Ended December 31

	2001	2000	1999	1998	1997

Net Asset Value Beginning of Period	$33.63	$33.40	$31.10	$26.44	$22.65

Operations:
Net Investment Income	$(0.03)	$(0.06)	$(0.02)	$(0.02)	$0.03
Net Gains (Losses) on Securities (Realized & Unrealized)	$(5.07)	$2.22	$3.94	$5.02	$6.13

Total Operations	$(5.10)	$2.16	$3.92	$5.00	$6.16

Distributions:
Dividends from Net Investment Income	$0.00	$0.00	$0.00	$0.00	$(0.03)
Distributions from Net Realized Capital Gains	$0.00	$(1.93)	$(1.62)	$(0.34)	$(2.34)

Total Distributions	$0.00	$(1.93)	$(1.62)	$(0.34)	$(2.37)

Net Asset Value End of Period	$28.53	$33.63	$33.40	$31.10	$26.44

Total Return	(15.17)%	6.34%	12.65%	18.93%	27.26%

Net Assets, End of Period (Millions)	$68.82	$75.51	$62.78	$48.21	$35.06

Ratios after Fee Waivers: (1)
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.97%
Ratio of Net Income to Average Net Assets	(0.11)%	(0.19)%	(0.08)%	(0.06)%	0.11%
Portfolio Turnover Rate	46.30%	34.06%	40.71%	41.46%	55.05%

(1)	The Adviser waived the 1.0% maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2005. As of 12/31/01, assuming no waiver of management fee expenses, the Opportunity Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: (0.16%). (See accompanying note #3)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	REALTY FUND

Selected Data for a Share Outstanding Throughout the Period for the Realty Fund:

	Year Ended December 31

	2001	2000	1999	1998

Net Asset Value Beginning of Period	$12.88	$10.72	$11.54	$15.00

Operations:
Net Investment Income	$0.64	$0.61	$0.54	$0.61
Net Return of Capital	$0.05	$0.05	$0.11	$0.12
Net Gains (Losses) on Securities (Realized & Unrealized)	$(0.10)	$2.11	$(0.93)	$(3.46)

Total Operations	$0.59	$2.77	$(0.28)	$(2.73)

Distributions:
Dividends from Net Investment Income	$(0.64)	$(0.61)	$(0.54)	$(0.61)
Distributions from Return of Capital	$0.00	$0.00	$0.00	$(0.12)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00	$0.00

Total Distributions	$(0.64)	$(0.61)	$(0.54)	$(0.73)

Net Asset Value End of Period	$12.83	$12.88	$10.72	$11.54

Total Return	4.75%	26.22%	(2.47)%	(18.56)%

Net Assets, End of Period (Millions)	$9.26	$8.47	$5.86	$5.10

Ratios after Fee Waivers: (1)
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.48%
Ratio of Net Income to Average Net Assets	5.10%	5.30%	4.93%	5.17%
Portfolio Turnover Rate	7.36%	0.86%	11.21%	12.07%

(1)	The Adviser waived the 1.0% maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2005. As of 12/31/01, assuming no waiver of management fee expenses, the Realty Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.05%. (See accompanying note #3)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	FIXED INCOME FUND

Selected Data for a Share Outstanding Throughout the Period for the Fixed Income Fund:

	Year Ended December 31

	2001	2000	1999	1998	1997

Net Asset Value Beginning of Period	$15.48	$14.93	$16.36	$15.84	$15.45

Operations:
Net Investment Income	$0.82	$0.86	$0.81	$0.86	$0.88
Net Gains (Losses) on Securities (Realized & Unrealized)	$0.12	$0.55	$(1.41)	$0.55	$0.39

Total Operations	$0.94	$1.41	$(0.60)	$1.41	$1.27

Distributions:
Dividends from Net Investment Income	$(0.82)	$(0.86)	$(0.81)	$(0.86)	$(0.88)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$(0.02)	$(0.03)	$0.00

Total Distributions	$(0.82)	$(0.86)	$(0.83)	$(0.89)	$(0.88)

Net Asset Value End of Period	$15.60	$15.48	$14.93	$16.36	$15.84

Total Return	6.11%	9.76%	(3.68)%	9.05%	8.44%

Net Assets, End of Period (Millions)	$39.52	$34.53	$30.37	$24.00	$18.87

Ratios after Fee Waivers: (1)
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Income to Average Net Assets	5.19%	5.77%	5.45%	5.40%	5.67%
Portfolio Turnover Rate	22.72%	29.16%	13.66%	24.89%	29.33%

(1)	The Adviser waived the maximum 1.0% management fee to sustain a fee of 0.85%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2005. As of 12/31/01, assuming no waiver of management fee expenses, the Fixed Income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.04%. (See accompanying note #3)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME FUND

Selected Data for a Share Outstanding Throughout the Period for the Municipal Income Fund:

	Year Ended December 31

	2001	2000	1999	1998	1997

Net Asset Value Beginning of Period	$15.79	$15.18	$15.99	$15.88	$15.57

Operations:
Net Investment Income	$0.63	$0.65	$0.60	$0.64	$0.64
Net Gains (Losses) on Securities (Realized & Unrealized)	$0.10	$0.61	$(0.80)	$0.18	$0.32

Total Operations	$0.73	$1.26	$(0.20)	$0.82	$0.96

Distributions:
Dividends from Net Investment Income (1)	$(0.62)	$(0.65)	$(0.60)	$(0.64)	$(0.64)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$(0.01)	$(0.07)	$(0.01)

Total Distributions	$(0.62)	$(0.65)	$(0.61)	$(0.71)	$(0.65)

Net Asset Value End of Period	$15.90	$15.79	$15.18	$15.99	$15.88

Total Return	4.66%	8.48%	(1.24)%	5.19%	6.23%

Net Assets, End of Period (Millions)	$7.88	$6.06	$5.15	$3.93	$3.90

Ratios after Fee Waivers: (2)
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.63%
Ratio of Net Income to Average Net Assets	3.97%	4.30%	4.03%	4.01%	4.19%
Portfolio Turnover Rate	5.57%	0.00%	8.44%	20.70%	9.95%

(1)	All distributions are Federally tax exempt.

(2)	The Adviser waived the 1.0% maximum management fee to sustain a fee of 0.65%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2005. As of 12/31/01, assuming no waiver of management fee expenses, the Municipal Income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 3.62%. (See accompanying note #3)

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1) Organization:

The Growth Fund, Fixed Income Fund, Opportunity Fund, Municipal Income Fund, and the Realty Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust, was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994. The Realty Fund began offering its shares publicly on January 2, 1998.

The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital. The investment objective of the Realty Fund is above average income and long term capital growth. The Realty Fund invests primarily in real estate related equity securities.

2) Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The prices (net asset values) of the shares of each Fund are determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

The market quotation used for fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Valuation is determined as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net

NOTES TO THE FINANCIAL STATEMENTS

2) Summary of Significant Accounting Policies, continued:

investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

Distributions:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized gains and/or paid-in-capital.

3) Investment Advisory Agreements:

The investment advisory agreements provide that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund, Opportunity Fund and Realty Fund paid the Adviser a management fee at the annual rate of 0.95% of each Funds’ average daily net assets, which was accrued daily and paid monthly. The Fixed Income Fund paid the Adviser a management fee at the annual rate of 0.85% of the Fund’s average daily net assets, and the Municipal Income Fund paid the Adviser a management fee at the annual rate of 0.65% of the Fund’s average daily net assets, both of which are accrued daily and paid monthly.

The Adviser received management fees for the period January 1 - December 31, 2001 as indicated below. These fees are after the Adviser waived part of the management fees on each of the Funds from the maximum of 1.00% to the effective fee ratios listed below. The Adviser intends the fee waivers to be permanent, although the Adviser has the right to remove these fee waivers any time after April 30, 2005.

		Fee	Effective	Management
Fund	Fee	Waiver	Fee Ratio	Fee

Growth Fund	1.00%	0.05%	0.95%	$493,043
Opportunity Fund	1.00%	0.05%	0.95%	$672,610
Realty Fund	1.00%	0.05%	0.95%	$82,955
Fixed Income Fund	1.00%	0.15%	0.85%	$311,557
Municipal Income Fund	1.00%	0.35%	0.65%	$45,636

The above description applies to the investment advisory agreements in effect prior to December 18, 2001, as well as those in effect on or after that date. On December 18, 2001, the shareholders approved new agreements between the Adviser and the respective Funds after the acquisition of the assets of the Johnson Investment Counsel, Inc. by a corporation formed by a group of its employees. The new agreements are identical in all material aspects to the old agreements, with the exception of the dates of execution, effectiveness and termination.

4) Related Party Transactions:

All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 12 months ending December 31, 2001 of $6,000 for his responsibilities as trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $18,000 for the period and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III. These Trustee fees are paid for by the Adviser.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2001, Johnson Investment Counsel, Inc., and entities that the Adviser could be deemed to control or have discretion over, owned in aggregate more than 25% of the Growth Fund, Opportunity Fund, Realty Fund, Fixed Income Fund, and the Municipal Income Fund.

NOTES TO THE FINANCIAL STATEMENTS

4) Related Party Transactions, continued:

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5) Purchases and Sales of Securities:

During the 12 months ended December 31, 2001, purchases and sales of investment securities aggregated:

	Investment Securities Other Than
	Short Term Investments and
	U.S. Government Obligations		U.S. Government Obligations

Fund	Purchases	Sales	Purchases	Sales

Growth Fund	$20,611,320	$18,223,345	$0	$0
Opportunity Fund	$37,858,527	$31,108,629	$0	$0
Realty Fund	$1,272,747	$542,847	$0	$0
Fixed Income Fund	$8,643,626	$5,421,698	$4,824,068	$2,552,213
Municipal Income Fund	$2,162,010	$370,850	$0	$0

6) Capital Share Transactions:

As of December 31, 2001, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

Capital Share Transactions for the Period January 1 — December 31, 2001:

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

Shares Sold to Investors	294,412	330,094	77,674	588,471	175,849
Shares Issued on Reinvestment Dividends	1,021	0	6,541	60,356	2,664

Subtotal	295,433	330,094	84,215	648,827	178,513
Shares Redeemed	(154,958)	(163,479)	(19,917)	(344,767)	(66,808)

Net Increase/ Decrease During Period	140,475	166,615	64,298	304,060	111,705
Shares Outstanding:
December 31, 2000 (Beginning of Period)	1,911,399	2,245,399	657,442	2,230,003	383,826
December 31, 2001 (End of Period)	2,051,874	2,412,014	721,740	2,534,063	495,531

NOTES TO THE FINANCIAL STATEMENTS

7) Security Transactions:

For Federal income tax purposes, the cost of investments owned on December 31, 2001 was the same as identified cost. As of December 31, 2001 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

			Net
			Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

Growth Fund	$11,479,295	$(4,507,860)	$6,971,435
Opportunity Fund	$12,563,999	$(3,773,301)	$8,790,698
Realty Fund	$1,026,054	$(643,034)	$383,020
Fixed Income Fund	$1,170,468	$(273,795)	$896,673
Municipal Income Fund	$183,143	$(42,799)	$140,344

8) Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9) Net Investment Income and Net Realized Capital Losses:

As of December 31, 2001, the net investment income on the Realty Fund includes estimated return of capital.

As of December 31, 2001, the Growth Fund had accumulated net realized capital loss carryovers of ($474,319) expiring in 2008 and (84,431) expiring in 2009. To the extent that the Growth Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2001, the Opportunity Fund had accumulated net realized capital loss carryovers of ($353,297) expiring in 2009. To the extent that the Opportunity Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2001, the Realty Fund had accumulated net realized capital loss carryovers of ($99,788) expiring in 2006, ($232,203) expiring in 2007, ($70,911) expiring in 2008 and ($180,838) expiring in 2009. To the extent that the Realty Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2001, the Fixed Income Fund had accumulated net realized capital loss carryovers of ($565,488) expiring in 2008 and (435,604) expiring in 2009. To the extent that the Fixed Income Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2001, the Municipal Income Fund had accumulated net realized capital loss carryovers of ($246) expiring in 2009. To the extent that the Municipal Income Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

NOTES TO THE FINANCIAL STATEMENTS

10) Results of Shareholders’ Meeting (Unaudited):

At the Special Meeting of Shareholders held on December 18, 2001, the shareholders of the Funds voted on and approved the following matters:

Approval of New Management Agreement with regard to the Fund between the Trust and Johnson Investment Counsel, Inc.

Report of Shares Voted:

Name of Fund	For Approval	Against Approval	Abstain	Total

Growth Fund	1,175,088.885	9,676.726	3,212.055	1,187,977.666
Opportunity Fund	1,589,325.178	290.156	1,879.682	1,591,495.016
Realty Fund	516,900.610	0	0	516,900.610
Fixed Income Fund	1,518,318.054	3,474.910	1,557.924	1,523,350.888
Municipal Income Fund	308,218.554	0	0	308,218.554

INDEPENDENT AUDITOR’S REPORT

McCurdy & Associates CPA’s, Inc.

27955 Clemens Road
Westlake, Ohio 44145
Phone: (440) 835-8500
Fax: (440) 835-1093

To The Shareholders and Board of Trustees
Johnson Mutual Funds Trust:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the Growth Fund, the Opportunity Fund, the Realty Fund, the Fixed Income Fund and the Municipal Income Fund (five of the portfolios constituting the Johnson Mutual Funds Trust (“the Trust”)) as of December 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the Johnson Mutual Funds Trust as of December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA’s, Inc.

Westlake, Ohio
January 18, 2002

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Fund is provided below. Trustees who are not deemed to be interested persons of the Fund, as defined in the Investment Company Act of 1940, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Fund are referred to as Interested Trustees.

				Number of	Other
				Portfolios	Directorships
		Term of		Overseen	Held
		Office and		within	Outside
	Current Position	Length of	Principal Occupation	Fund	Fund
Name, Address, and Age	Held with Fund	Time Served	during past 5 years	Complex	Complex

Interested Trustees
Timothy E. Johnson (59) 3777 West Fork Rd. Cincinnati, OH 45247	President and Trustee	Since 1993	President and a Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor of Finance at the University of Cincinnati	8	None

Independent Trustees
John W. Craig (67) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 1993	Chairman and Chief Executive Officer of CP&I, Inc., a real estate property development and management company	8	None
Ronald H. McSwain (59) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 1993	President of McSwain Carpets, Inc. until 2001; partner of P & R Realty, a real-estate development partnership since 1984	8	None
Kenneth S. Shull (71) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 1993	Retired plant engineer at The Procter and Gamble Company	8	None

Officers
Dale H. Coates (43) 3777 West Fork Rd. Cincinnati, OH 45247	Vice President	Since 1993	Director of Research and Portfolio Manager of the Trust’s Adviser	8	None
Richard T. Miller (55) 3777 West Fork Rd. Cincinnati, OH 45247	Vice President	Since 1993	Portfolio Manager of the Trust’s Adviser	8	None
Dianna J. Thiel (37) 3777 West Fork Rd. Cincinnati, OH 45247	Chief Financial Officer and Treasurer	Since 1993	Portfolio Manager of the Trust’s Adviser	8	None
David C. Tedford (48) 3777 West Fork Rd. Cincinnati, OH 45247	Secretary	Since 1993	Vice President of Operations of the Trust’s Adviser	8	None

Mr. Johnson is an interested person of the Trust because he is a director, officer and employee of the Trust’s adviser and an officer of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling (513) 661-3100 or toll free at (800) 541-0170.

________________________________________________________________________________

Trustees and Officers

Timothy E. Johnson	Trustee, President
John W. Craig	Independent Trustee
Ronald H. McSwain	Independent Trustee
Kenneth S. Shull	Independent Trustee

Dale H. Coates	Vice President
Richard T. Miller	Vice President
David C. Tedford	Secretary
Dianna J. Thiel	CFO, Treasurer

Transfer Agent and Fund Accountant

Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian

The Provident Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors

McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145

Legal Counsel

Thompson Hine, L.L.P.
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

Brown, Cummins & Brown Co., L.P.A

3500 Carew Tower
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254